Equity Plans and Related Equity Activities - Additional Information (Detail) - USD ($)	1 Months Ended							3 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Feb. 28, 2022	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, nonvested award, cost not yet recognized, amount		$ 60,000							$ 60,000
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price									$ 3.18
Share-based payment arrangement, expense									$ 1,883,000	$ 1,143,000
Payment, tax withholding, share-based payment arrangement									$ 43,000
Share-based compensation arrangement by share-based payment award, options, grants in period, gross									2,097,010
Share-based compensation arrangement by share-based payment award, number of shares authorized		2,573,405							2,573,405
Common stock, capital shares reserved for future issuance		9,891,139							9,891,139
Share-based compensation arrangement by share-based payment award, award vesting period									4 years
Share-based compensation arrangement by share-based payment award, description									The term of an incentive stock option (“ISO”) granted to a 10% stockholder will not exceed five years from the date of the grant. The exercise price of an ISO and non-statutory stock option (“NSO”) will not be less than 100% of the estimated fair value of the shares on the date of grant, respectively, and the exercise price of an ISO and NSO granted to a 10% stockholder will not be less than 110% of the estimated fair value of the shares on the date of grant.
share-based compensation arrangement by share-based payment award, options, vested, number of shares								5,122
Non Executive Board [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price				$ 2.65
Equity Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, nonvested award, cost not yet recognized, amount		$ 300,000							$ 300,000
Share-based payment arrangement, expense									$ 39,000
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition									1 year 10 months 24 days
Share-based compensation arrangement by share-based payment award, number of shares authorized					257,341
Common stock, capital shares reserved for future issuance		257,341							257,341
share-based compensation arrangement by share-based payment award, maximum employee subscription rate					15.00%
share based compensation arrangement by share based payment award maximum employee subscription amount					$ 25,000
Share-based compensation arrangement by share-based payment award, purchase price of common stock, percent					85.00%
Share-based compensation arrangement by share-based payment award, expiration period					24 months
Equity incentive plan description					The number of shares of common stock reserved for issuance will automatically increase on January 1 of each calendar year, beginning on January 1, 2023 through January 1, 2032, by the lesser of (1) 1.0% of the total number of shares of common stock outstanding on the last day of the calendar month before the date of the automatic increase, and (2) 536,126 shares; provided that before the date of any such increase, our Board may determine that such increase will be less than the amount set forth in clauses (1) and (2).
Stock Option Plans and Equity Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, nonvested award, cost not yet recognized, amount		$ 4,200,000							$ 4,200,000
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition									2 years 7 months 6 days
Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price									$ 2.3	$ 3.39
Share-based payment arrangement, expense									$ 300,000
Two Thousand Twenty Two Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares authorized		2,573,405							2,573,405
Common stock, capital shares reserved for future issuance		3,216,756							3,216,756
Annual increase in shares reserved for issuance as a percentage of common shares outstanding		5.00%							5.00%
Two Thousand and Ten Equity Incentive Plan or Two Thousand And Twenty Equity Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, expirations in period									3,461,319
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-Based payment award, equity instruments other than options, non vested, number		120,535							120,535
Share-based compensation arrangement by share-based payment award, options, grants in period, weighted average grant date fair value			$ 2.46
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period, fair value			$ 600,000
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period			243,618						243,618
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting of award under share-based payment arrangement.		50.00%
Restricted Stock Units (RSUs) [Member] | Subsequent Event [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting of award under share-based payment arrangement.	50.00%
Equity Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangements by share-based payment award, options, grants in period, weighted average exercise price									$ 1.96
Share-based payment arrangement, expense									$ 100,000
Share-based compensation arrangement by share-based payment award, options, vested in period, fair value									1,300,000
Share-based compensation arrangement by share-based payment award, shares purchased for award							20,489
Share based compensation arrangement by share based payment option agreement period							10 years
Share-based compensation arrangement by share-based payment award, terms of award				3 years
Equity Option [Member] | Two Thousand Twenty Two Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross				700,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, expense									$ 200,000
Share-based compensation arrangement by share-based payment award, options, grants in period, gross						23,518
Share-based compensation arrangement by share-based payment award, options, grants in period, weighted average grant date fair value									$ 10.3
Share-based compensation arrangement by share-based payment award, equity instruments other than options, vested in period, fair value									$ 200,000
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period									23,518
Incentive Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance		5,904,977							5,904,977
Percentage of stock option granted to stockholder									10.00%
Nonstatutory Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of the estimated fair value of the shares on the date of grant									110.00%
Nonstatutory Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of the estimated fair value of the shares on the date of grant									100.00%
Repriced Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment arrangement, expense								$ 20,000
Vesting Of Restricted Stock Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock, Shares Issued Net of Shares for Tax Withholdings									42,415